Deferred Income - Additional Information (Details) € in Millions	6 Months Ended
	Mar. 31, 2024 Job	Nov. 23, 2023 EUR (€)	Sep. 30, 2023 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Government grant			€ 11.3
Number of permanent jobs | Job	400
Cash from State of Mecklenburg-Vorpommern
Disclosure of non-adjusting events after reporting period [line items]
Cash received as government grants		€ 8.7